Long-Term Debt	12 Months Ended
Dec. 31, 2019
Long-Term Debt [Abstract]
Long-Term Debt

6.Long –Term Debt

Facility	2019	2018
(a) Credit Facilities	—	62,500
(b) Term Bank Loans	1,544,551	1,544,622

Total	1,544,551	1,607,122
Less loan costs, net	(10,255)	(11,521)
Total long-term debt	1,534,296	1,595,601
Less current portion of debt	(238,351)	(163,870)
Add deferred finance costs, current portion	2,838	3,286

Total long-term portion, net of current portion and deferred finance costs	1,298,783	1,435,017

(a)Credit facilities

As at December 31, 2018, the Company had one open reducing revolving credit facility which matured in February 2019.

(b)Term bank loans

Term loan balances outstanding at December 31, 2019, amounted to $1,544,551. These bank loans are payable in U.S. Dollars in semi-annual installments with balloon payments mainly due at maturity between July 2020 and May 2030. Interest rates on the outstanding loans as at December 31, 2019, are based on London interbank offered rate (“LIBOR”) plus a spread.

On December 6, 2018, the Company signed a new eight-year loan agreement for $82,752 relating to the pre- and post-delivery financing of the aframax tankers under construction, Mediterranean Voyager and Caribbean Voyager. The loan is repayable in sixteen equal consecutive semi-annual installments of $1,149.3, commencing six months after the delivery of each vessel, plus a balloon of $22,987 payable together with the last installment for each vessel. The amount of $56,892 was drawn up to December 31, 2019 and the remaining amount of $25,860 was drawn on January 2, 2020, with the delivery of the second aframax tanker Caribbean Voyager (Note 10).

On December 28, 2018, the Company signed a new five-year loan agreement for $62,500 relating to the refinancing of the LNG carrier Neo Energy. On January 10, 2019, the Company repaid the amount of $62,500 which was outstanding at the refinancing date and drew down $62,500 on the same date. The new loan is repayable in ten semi-annual installments of $3,000, commencing six months after the drawdown date, plus a balloon of $32,500 payable with the last installment.

On January 28, 2019, the Company signed a new six-year loan agreement for $88,150 relating to the refinancing of the debt approaching maturity of the suezmax tankers, Spyros K and Dimitris P, the aframax tanker Uraga Princess and the panamax tanker Salamina. The loan was drawn on January 30, 2019 and is repayable in twelve semi-annual installments of $5,200, commencing six months after the drawdown date, plus a balloon of $25,750 payable together with the last installment. Part of the loan, for the vessel Salamina, amounting to $14,272 was prepaid on June 17, 2019.

On May 31, 2019, the Company signed a new five-year loan agreement amounting to $38,250 to refinance the existing loans of four vessels, the panamax tankers, Maya, Inca, Selini and Salamina. On May 31, 2019 and June 13, 2019, the Company drew down the amount of $25,500 and $12,750, respectively. On May 31, 2019 and June 3, 2019, the Company repaid the old loan amounts of $9,062 for Maya and Inca and $16,575 for Selini. The loan is repayable in ten semi-annual installments of $3,187, commencing six months after the drawdown date, plus a balloon of $6,375 payable together with the last installment.

On July 12, 2019, the Company signed a new four-year loan agreement amounting to $26,000 for the refinancing of three handysize vessels, Amphitrite, Arion and Andromeda. On July 17, 2019, the Company drew down $26,000 and on the same date, repaid the old loan amounting to $19,448. The new loan is repayable in ten semi-annual installments of $2,600.

On July 12, 2019, the Company signed a new seven-year loan agreement amounting to $56,352 relating to the pre- and post-delivery financing of the first suezmax tanker under contruction (Hull 8041). The first drawdown of $6,979 was made on July 31, 2019, for the payment of the second installment to the ship building yard. The loan is repayable in fourteen consecutive semi-annual installments of $1,408.8, commencing six months after the delivery of the vessel, plus a balloon of $36,629 payable together with the last installment.

On August 5, 2019, the Company signed a new seven-year loan agreement amounting to $72,000 for the refinancing of two aframax tankers, Thomas Zafiras and Leontios H. The loan was drawn on August 8, 2019 and is repayable in fourteen semi-annual installments of $2,400 plus a balloon payment of $38,400 payable together with the last installment. On August 9, 2019, the Company prepaid the old loan amounting to $64,825.

On August 7, 2019, the Company signed a new ten-year loan agreement amounting to $54,387 relating to pre- and post-delivery financing of the second suezmax tanker under construction (Hull 8042). The first drawdown of $6,733 was made on August 9, 2019, for the payment of the second installment to the ship building yard. The loan is repayable in twenty consecutive semi-annual installments of $1,510.7, commencing six months after the delivery of the vessel, plus a balloon of $24,172 payable together with the last installment.

On August 21, 2019, the Company signed a new five-year loan agreement amounting to $71,036 for the refinancing of two aframax tankers, Elias Tsakos and Oslo TS. The loan was drawn in two tranches on August 27, 2019 and August 28, 2019, repayable in fourteen semi-annual installments of $1,200 plus a balloon of $19,200 and ten semi-annual installments of $1,341 plus a balloon of $21,626 payable with last installment, respectively. On August 27, 2019 and August 28, 2019, the Company prepaid the old loans amounting to $31,212 and $35,036, respectively.

On December 6, 2019, the Company signed a new five-year loan agreement amounting to $36,000 for the refinancing of the aframax tanker Parthenon TS. The loan was drawn on December 10, 2019 and on the same date prepaid the old loan amounting to $31,212. The loan is repayable in ten semi-annual installments of $1,200 plus a balloon of $24,000 payable with last installment.

On December 18, 2019, the Company signed a new five-year loan agreement amounting to $35,000 for the refinancing of the aframax tanker Eurovision. The loan was drawn on December 19, 2019 and on the same date the Company prepaid the old loan amounting to $28,000. The loan is repayable in ten semi-annual installments of $1,591 plus a balloon of $19,090 payable with the last installment.

At December 31, 2019, interest rates on these term bank loans ranged from 3.45% to 5.13%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Year ended December 31, 2019	4.41%
Year ended December 31, 2018	4.21%
Year ended December 31, 2017	3.47%

Loan movements for credit facilities and term loans throughout 2019:

Loan	Origination Date	Original Amount	Balance at January 1, 2019	New Loans	Prepaid	Repaid	Balance at December 31, 2019
Credit facility	2007	120,000	62,500	—	62,500	—	—
12-year term loan	2009	40,000	18,750	—	—	2,500	16,250
10-year term loan	2010	39,000	16,900	—	16,900	—	—
10-year term loan	2010	43,924	18,181	—	16,575	1,606	—
9-year term loan	2010	42,100	21,300	—	21,300	—	—
10-year term loan	2011	48,000	24,000	—	24,000	—	—
9-year term loan	2011	48,650	25,948	—	25,948	—	—
8-year term loan	2011	73,600	73,672	—	—	6,406	67,266
7-year term loan	2014	42,000	30,800	—	28,000	2,800	—
6-year term loan	2014	193,239	169,120	—	127,250	8,476	33,394
7-year term loan	2014	40,400	36,377	—	35,036	1,341	—
6-year term loan	2014	78,744	72,925	—	—	4,669	68,256
6-year term loan	2014	39,954	37,457	—	—	2,497	34,960
5-year term loan	2015	35,190	31,280	—	—	1,955	29,325
7-year term loan	2015	35,190	30,792	—	—	2,199	28,593
7-year term loan	2015	39,900	29,019	—	—	3,627	25,392
5-year term loan	2015	82,775	56,908	—	—	10,347	46,561
6-year term loan	2015	46,217	32,351	—	—	4,622	27,729
7-year term loan	2015	44,800	36,800	—	—	3,200	33,600
12-year term loan	2016	309,824	252,433	—	—	21,502	230,931
5-year term loan	2016	33,104	21,996	—	19,450	2,546	—
4-year term loan	2016	18,125	10,875	—	9,063	1,812	—
7 1/2-year term loan	2017	85,000	79,333	—	—	5,667	73,666
4-year term loan	2017	122,500	92,314	—	—	15,594	76,720
6-year term loan	2018	80,000	76,255	—	—	7,490	68,765
5-year term loan	2018	180,000	151,014	—	—	23,122	127,892
5-year term loan	2018	44,000	44,000	—	—	4,700	39,300
5-year term loan	2018	48,650	48,650	—	—	6,081	42,569
8-year term loan	2018	82,752	5,172	51,720	—	—	56,892
5-year term loan	2018	62,500	—	62,500	—	3,000	59,500
6-year term loan	2019	88,150	—	88,150	14,272	4,358	69,520
5-year term loan	2019	38,250	—	38,250	—	3,187	35,063
4-year term loan	2019	26,000	—	26,000	—	—	26,000
7-year term loan	2019	56,352	—	6,979	—	—	6,979
10-year term loan	2019	54,387	—	6,733	—	—	6,733
7-year term loan	2019	72,000	—	72,000	—	—	72,000
5-year term loan	2019	71,036	—	71,036	—	1,341	69,695
5-year term loan	2019	36,000	—	36,000	—	—	36,000
5-year term loan	2019	35,000	—	35,000	—	—	35,000

Total			1,607,122	494,368	400,294	156,645	1,544,551

The above term bank loans are secured by first priority mortgages on all vessels owned by the Company’s subsidiaries, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries and in certain cases of the parent company as well.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends provided no event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $104,979 at December 31, 2019 and $99,154 at December 31, 2018, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Two loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,700. Four loan agreements require a monthly pro rata transfer to retention account of any principal due but unpaid.

As at December 31, 2019, the Company and its wholly owned subsidiaries had twenty-nine loan agreements, totaling $1,544,551. The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements, as at December 31, 2019.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditures on dry-dockings and working capital.

The annual principal payments, including balloon payments on loan maturity, required to be made after December 31, 2019, are as follows:

Year	Amount
2020	238,351
2021	224,044
2022	164,367
2023	347,775
2024	250,978
2025 and thereafter	319,036

1,544,551